Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Right-of-use asset operating/finance lease by category	Right-of-use assets consist of the following leases:

Year ended December 31 (€, in millions)	2024	2025
Properties	333.7	296.6
Cars	7.6	9.4
Warehouses	42.6	29.6
Other	3.3	5.4
Right-of-use assets	387.2	341.0

Year ended December 31 (€, in millions)	2024	2025
Current	68.6	60.8
Non-current	237.4	190.6
Lease liabilities	306.0	251.4

Schedule of lease cost	The Consolidated statements of operations include the following lease expenses:

Year ended December 31 (€, in millions)	2023	2024	2025
Properties	40.4	50.2	46.6
Cars	5.9	6.1	5.7
Equipment	—	—	—
Warehouses	5.9	15.0	14.3
Other	0.8	2.2	3.8
Lease expenses	53.0	73.5	70.4
The total cash flows relating to the leases are as follows:

Year ended December 31 (€, in millions)	2023	2024	2025
Total cash flows	148.2	96.3	88.7
The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

Year ended December 31	2023	2024	2025
Weighted average remaining lease term (months)	365	296	296
Weighted average discount rate (%)	2.5%	3.0%	2.9%